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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2010 (Unaudited)

Shares				Value
AFFILIATED MUTUAL FUND: 98.0%
44,564,377		ING Institutional Prime Money Market Fund - Class I		$44,564,377
		Total Investments in Securities (Cost $44,564,377)*	98.0%	$44,564,377
		Other Assets and Liabilities - Net	2.0	923,588
		Net Assets	100.0%	$45,487,965

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$44,564,377	$—	$—	$44,564,377
Total Investments, at value	$44,564,377	$—	$—	$44,564,377
Other Financial Instruments+:
Futures	186,114	—	—	186,114
Index forwards	—	440,297	—	440,297
Total Assets	$44,750,491	$440,297	$—	$45,190,788

Liabilities Table
Other Financial Instruments+:
Futures	(248,349)	—	—	(248,349)
Total Liabilities	$(248,349)	$—	$—	$(248,349)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, index forwards, futures, swaps, and written options. Forward foreign currency contracts, index forwards and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2010 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on July 31, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	41	09/17/10	$2,251,515	$28,808
Russell 2000® Mini Index	7	09/17/10	454,720	23,154
U.S. Dollar Index	40	09/13/10	3,266,200	(238,896)
			$5,972,435	$(186,934)

Short Contracts
CBOE Volatility Index	27	08/17/10	$687,150	$134,152
U.S. Treasury 10-Year Note	5	09/21/10	619,063	(9,453)
			$1,306,213	$124,699

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2010 (Unaudited) (continued)

ING Alternative Beta Fund Open OTC Index Forward Contracts on July 31, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
MSCI EME Index, Strike Price 359.041, Counterparty: ABN Amro Bank N.V.	24,704	10/12/10	$9,310,046	$440,297
			$9,310,046	$440,297

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010:

Derivatives Fair Value*
Equity contracts	$626,411
Interest rate contracts	(248,349)
Total	$378,062

* Forward foreign currency contracts, futures and index forwards are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.7%
216,082	@	ING Alternative Beta Fund - Class I		$2,366,102
183,483	@	ING Emerging Countries Fund - Class I		4,772,396
245,901		ING Global Equity Dividend Fund - Class I		2,382,780
164,543		ING Global Real Estate Fund - Class I		2,399,036
254,823		ING High Yield Bond Fund - Class I		1,895,885
1,200,553		ING Index Plus International Equity Fund - Class I		9,124,204
1,293,867		ING Intermediate Bond Fund - Class I		12,278,798
71,423		ING International SmallCap Multi-Manager Fund - Class I		2,391,256
144,880	@	ING MidCap Opportunities Fund - Class I		2,358,649
152,045	@	ING Small Company Fund - Class I		1,909,682
716,874		ING Tactical Asset Allocation Fund - Class I		5,706,316
		Total Investments in Affiliated Investment Companies (Cost $47,898,531)*	99.7%	$47,585,104
		Other Assets and Liabilities - Net	0.3	160,787
		Net Assets	100.0%	$47,745,891

	@	Non-income producing security
	*	Cost for federal income tax purposes is $49,030,158.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$898,467
		Gross Unrealized Depreciation		(2,343,521)
		Net Unrealized Depreciation		$(1,445,054)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$47,585,104	$—	$—	$47,585,104
Total Investments, at value	$47,585,104	$—	$—	$47,585,104

Liabilities Table
Other Financial Instruments+:
Written options	—	(231,692)	—	(231,692)
Total Liabilities	$—	$(231,692)	$—	$(231,692)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums	Fair
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

2,051	UBS AG	S&P 500® Index	08/19/10	1,093.67	USD	$49,347	$(59,504)
965	UBS AG	Russell 2000® Index	08/19/10	635.48	USD	19,628	(26,694)
1,026	UBS AG	S&P Midcap 400® Index	08/19/10	752.56	USD	20,848	(21,701)
65,287	UBS AG	iShares® MSCI EAFE Index Fund	08/19/10	50.99	USD	92,055	(123,793)
						$181,878	$(231,692)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010:

Derivatives Fair Value*
Equity contracts	$(231,692)
Total	$(231,692)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 24, 2010